Note 22 - Financial liabilities at amortized cost - Deposits from customers by geographical area and instruments (Details) - EUR (€)	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	€ 384,219,000,000		€ 375,970,000,000		€ 376,379,000,000
Demand Deposits And Other By Geographical Area [Member] | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	146,651,000,000		138,236,000,000		123,382,000,000
Demand Deposits And Other By Geographical Area [Member] | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	46,372,000,000		41,222,000,000		36,728,000,000
Demand Deposits And Other By Geographical Area [Member] | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	43,326,000,000		38,383,000,000		36,492,000,000
Demand Deposits And Other By Geographical Area [Member] | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	13,775,000,000		10,856,000,000		12,427,000,000
Demand Deposits And Other By Geographical Area [Member] | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	22,748,000,000		23,811,000,000		23,710,000,000
Demand Deposits And Other By Geographical Area [Member] | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	6,610,000,000		7,233,000,000		6,816,000,000
Demand Deposits And Other By Geographical Area [Member] | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	909,000,000		831,000,000		1,028,000,000
Demand Deposits And Other By Geographical Area [Member] | Total Member
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	280,391,000,000		260,573,000,000		240,583,000,000
Deposits With Agreed Maturity By Geographical Area [Member] | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	24,958,000,000	[1]	28,165,000,000	[2]	39,513,000,000	[3]
Deposits With Agreed Maturity By Geographical Area [Member] | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	19,810,000,000	[1]	21,317,000,000	[2]	21,436,000,000	[3]
Deposits With Agreed Maturity By Geographical Area [Member] | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	12,714,000,000	[1]	11,837,000,000	[2]	11,622,000,000	[3]
Deposits With Agreed Maturity By Geographical Area [Member] | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	22,257,000,000	[1]	22,564,000,000	[2]	24,237,000,000	[3]
Deposits With Agreed Maturity By Geographical Area [Member] | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	13,913,000,000	[1]	14,159,000,000	[2]	15,053,000,000	[3]
Deposits With Agreed Maturity By Geographical Area [Member] | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	8,749,000,000	[1]	14,415,000,000	[2]	13,372,000,000	[3]
Deposits With Agreed Maturity By Geographical Area [Member] | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	892,000,000	[1]	1,731,000,000	[2]	1,484,000,000	[3]
Deposits With Agreed Maturity By Geographical Area [Member] | Total Member
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	103,293,000,000	[1]	114,188,000,000	[2]	126,716,000,000	[3]
Repurchase Agreements By Geographical Area [Member] | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	2,000,000		3,000,000		2,664,000,000
Repurchase Agreements By Geographical Area [Member] | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	0		0		0
Repurchase Agreements By Geographical Area [Member] | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	523,000,000		770,000,000		4,272,000,000
Repurchase Agreements By Geographical Area [Member] | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	10,000,000		7,000,000		152,000,000
Repurchase Agreements By Geographical Area [Member] | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	0		0		2,000,000
Repurchase Agreements By Geographical Area [Member] | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	0		429,000,000		1,989,000,000
Repurchase Agreements By Geographical Area [Member] | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	0		0		0
Repurchase Agreements By Geographical Area [Member] | Total Member
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	535,000,000		1,209,000,000		9,079,000,000
Total Member | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	171,611,000,000		166,403,000,000		165,559,000,000
Total Member | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	66,181,000,000		62,539,000,000		58,164,000,000
Total Member | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	56,564,000,000		50,991,000,000		52,387,000,000
Total Member | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	36,042,000,000		33,427,000,000		36,815,000,000
Total Member | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	36,661,000,000		37,970,000,000		38,764,000,000
Total Member | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	15,360,000,000		22,077,000,000		22,177,000,000
Total Member | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	1,801,000,000		2,563,000,000		2,511,000,000
Total Member | Total Member
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	€ 384,219,000,000		€ 375,970,000,000		€ 376,379,000,000

[1]	(*) Subordinated deposits are included amounting to €189 million.
[2]	(*) Subordinated deposits are included amounting to €220 million.
[3]	(*) Subordinated deposits are included amounting to €194 million.